Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset Retirement Obligations

Note 6. Asset Retirement Obligations

Asset retirement obligations (“ARO”) are recorded as a liability at their estimated present value at the various assets’ inception, with the offsetting charge to oil and gas properties. Periodic accretion of the discounted estimated liability is recorded in the statement of operations. The discounted capitalized cost is amortized to expense through the depreciation calculation over the life of the assets based on proved developed reserves.

Our AROs represent the estimated present value of the amount we will incur to plug, abandon and remediate our producing properties at the end of their production lives, in accordance with applicable state laws. We determine our asset retirement obligations by calculating the present value of estimated cash flow related to the liability. Each year we review and, to the extent necessary, revise our asset retirement obligation estimates.

Changes in our asset retirement obligations are as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(in thousands)
Asset retirement obligation — beginning of period:	$1,919	$2,148
Liabilities incurred for new wells	278	370
Disposition of wells	—	(1,024)
Revision of estimates	421	347
Accretion expense	57	78

Asset retirement obligation — end of period:	$2,675	$1,919

As of June 30, 2012 and December 31, 2011, $2.7 million and $1.9 million, respectively, of our ARO is classified as long-term and is reported as “Asset Retirement Obligations” in our unaudited condensed consolidated balance sheets.

Note 5. Asset Retirement Obligations

Asset retirement obligations are recorded as a liability at their estimated present value at the various assets’ inception, with the offsetting charge to oil and gas properties. Periodic accretion of the discounted estimated liability is recorded in the statement of operations. The discounted capitalized cost is amortized to expense through the depreciation calculation over the life of the assets based on proved developed reserves.

Our asset retirement obligations represent the estimated present value of the amount we will incur to plug, abandon and remediate its producing properties at the end of their production lives, in accordance with applicable state laws. We determine our asset retirement obligations by calculating the present value of estimated cash flow related to the liability. Each year we review and to the extent necessary, revise our asset retirement obligation estimates.

Changes in our asset retirement obligations and the Corporation’s asset retirement obligations for the periods indicated are presented in the following table:

	Year Ended December 31,		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	2011	2010
	(in thousands)
Asset retirement obligation — beginning of period	$2,148	$1,737	$1,569	$950
Liabilities incurred for new wells	370	265	115	70
Disposition of wells	(1,024)	(35)	—	—
Revision of estimates	347	54	(5)	471
Accretion expense	78	127	58	78

Asset retirement obligation — end of period	$1,919	$2,148	$1,737	$1,569